Warrant Liability - Summary of Warrant Liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of Warrants, Opening Balance	4,933,231	2,581,703
Number of Warrants, exercised	(6,500)	(1,755,141)
Number of Warrants, expired		(688,826)
Number of Warrants, Ending Balance	13,901,859	4,933,231
Warrant liability, Opening Balance	$ 17,849,460	$ 2,365,691
Warrant liability, exercised	(28,949)	(7,953,581)
Warrant liability, expired	0	0
Warrant liability, Foreign exchange adjustment during the year	(984,462)	305,475
Warrant liability, Fair value adjustment during the year	(17,095,220)	12,423,889
Warrant liability, Ending Balance	$ 11,250,167	$ 17,849,460
Issue of warrants expiring, March 16, 2019 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		357,787
Warrant liability, expiring		$ 572,326
Issue of warrants expiring, March 16, 2021 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		357,787
Warrant liability, expiring		$ 725,484
Issue of warrants expiring, June 29, 2022 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		1,983,521
Warrant liability, expiring		$ 3,364,118
Issue of warrants expiring, August 24, 2022 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		563,067
Warrant liability, expiring		$ 822,372
Issue of warrants expiring, December 5, 2022 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		1,533,333
Warrant liability, expiring		$ 5,223,686
Issue of warrants expiring, April 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring	1,295,554
Warrant liability, expiring	$ 5,212,087
Issue of warrants expiring, August 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring	7,679,574
Warrant liability, expiring	$ 6,297,251